Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 121,725	¥ 198,373
Additions	22,813	19,940
Amortizations	(59,957)	(96,454)
Accumulated impairments	(1,534)	(134)
Ending balances (current and non-current), Net of impairment	83,047	121,725
Deferred costs, current	14,274	42,886	$ 2,010
Deferred costs, non-current	¥ 68,773	¥ 78,839	$ 9,686